Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2019 and 2018:

	As of September 30, 2019
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$69,370	$—	$—	$69,370

Total available-for-sale securities	69,370	—	—	69,370

Equity Investment	—	—	18,008	18,008
Derivative financial instruments, net	—	7,890	—	7,890

Other liabilities	—	—	(29,805)	(29,805)

Total	$69,370	$7,890	$(11,797)	$65,463

	As of September 30, 2018
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$47,531	$—	$47,531
Money market funds	30,883	—	—	30,883
U.S. government treasuries	23,258	—	—	23,258
U.S. agency securities	—	16,033	—	16,033
Asset backed obligations	—	9,177	—	9,177
Supranational and sovereign debt	—	4,434	—	4,434

Total available-for-sale securities	54,141	77,175	—	131,316

Derivative financial instruments, net	—	(27,842)	—	(27,842)

Other liabilities	—	—	(37,954)	(37,954)

Total	$54,141	$49,333	$(37,954)	$65,520